Earnings per Common Share	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Earnings per Common Share

11. Earnings per Common Share

Basic earnings per common share is calculated based on net income divided by the basic weighted average common shares outstanding during the period, and diluted earnings per common share is calculated based on net income divided by the diluted weighted average common shares outstanding. Diluted weighted average common shares outstanding is based on the basic weighted average common shares outstanding plus any potential dilutive effect of stock-based awards outstanding during the period using the treasury stock method, which assumes the potential proceeds received from the dilutive stock options are used to purchase treasury stock. Anti-dilutive stock-based awards do not include awards which have a performance or liquidity event target which has yet to be achieved.

Basic and diluted weighted average common shares outstanding and basic and diluted earnings per common share are calculated as follows (dollar and share amounts in thousands except per share amounts):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019	October 31, 2020	November 2, 2019
Net income	$59,586	$28,552	$217,242	$102,305

Weighted average common shares outstanding - basic (1)	76,771	72,484	73,908	72,480
Dilutive effect of Service Restricted Units and Service Restricted Stock Units (1)	6	6	9	9
Dilutive effect of Performance Restricted Units, Liquidity Event Restricted Units and Performance Restricted Stock Units (1)	1,423	—	991	—
Dilutive effect of Service Options (1)	1,081	1,271	871	824
Dilutive effect of Performance Unit Options and Performance Stock Options (1)	1,433	1,440	1,392	1,453

Weighted average common shares outstanding - diluted (1)	80,714	75,201	77,171	74,766

Earnings per common share - basic	$0.78	$0.39	$2.94	$1.41
Earnings per common share - diluted	$0.74	$0.38	$2.82	$1.37
Anti-dilutive stock-based awards excluded from diluted calculation (1)	4,460	4,153	1,648	578

(1)	See Retrospective Presentation of Ownership Exchange in Note 2.

New Academy Holding Company, LLC
Earnings per Common Share
11.	Earnings Per Unit

Basic earnings per unit is calculated based on net income divided by the weighted average total number of Membership Units outstanding during the period, and dilutive earnings per unit is calculated based on net income divided by diluted weighted average units outstanding. Dilutive weighted average units outstanding is based on the basic weighted average units outstanding plus any potential dilutive effect of units outstanding during the period using the treasury stock method, which assumes the potential proceeds received from the dilutive Unit Options are used to purchase treasury stock. Anti-dilutive stock-based awards do not include awards which have a performance or liquidity event target which has yet to be achieved.

Basic and dilutive units outstanding are calculated as follows (dollar amounts in thousands except per unit amounts):

	Fiscal Year Ended
	February 1, 2020	February 2, 2019	February 3, 2018

Net income	$120,043	$21,442	$58,501

Weighed average units outstanding - basic	228,303,750	228,160,508	227,942,148

Dilutive effect of Restricted Units	35,376	51,417	19,608
Dilutive effect of Service Options	2,886,601	4,036,699	4,062,335
Dilutive effect of Performance Options	4,383,391	4,625,349	4,780,630

Weighed average units outstanding - diluted	235,609,118	236,873,973	236,804,721

Earnings per unit - basic	$0.53	$0.09	$0.26
Earnings per unit - diluted	$0.51	$0.09	$0.25

Anti-dilutive stock-based awards excluded form diluted calculation	1,833,855	7,485,706	10,150,627